FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Detailed information about financial instruments
The classifications and methods of measurement subsequent to initial recognition of our financial assets and financial liabilities are as follows:

Financial instrument	Classification and measurement method

Financial assets
Cash and cash equivalents	Amortized cost
Restricted cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Financing receivables	Amortized cost
Investments, measured at FVTOCI	FVTOCI with no reclassification to net income [1]

Financial liabilities
Bank advances	Amortized cost
Short-term borrowings	Amortized cost
Accounts payable	Amortized cost
Accrued liabilities	Amortized cost
Long-term debt	Amortized cost
Lease liabilities	Amortized cost

Derivatives [2]
Debt derivatives [3]	FVTOCI and FVTPL
Interest rate derivatives	FVTOCI
Expenditure derivatives	FVTOCI
Equity derivatives	FVTPL [4]
[1]    Subsequently measured at fair value with changes recognized in the FVTOCI investment reserve.
[2]    Derivatives can be in an asset or liability position at a point in time historically or in the future.
[3]    Debt derivatives related to our credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes and are measured at FVTPL. All debt derivatives related to our senior notes and debentures are designated as hedges for accounting purposes and are measured at FVTOCI, with the exception of the debt derivatives related to our US dollar-denominated notes due 2025, which are not designated as hedges for accounting purposes.
[4]    Subsequent changes are offset against stock-based compensation expense or recovery in "operating costs".
We use derivative instruments to manage risks related to certain activities in which we are involved. They include:

Derivatives	The risk they manage	Types of derivative instruments
Debt derivatives	Impact of fluctuations in foreign exchange rates on principal and interest payments for US dollar-denominated senior and subordinated notes and debentures, credit facility borrowings, commercial paper borrowings, and certain lease liabilities	Cross-currency interest rate exchange agreements Forward cross-currency interest rate exchange agreements Forward foreign exchange agreements
Interest rate derivatives	Impact of fluctuations in market interest rates on forecast interest payments for expected long-term debt	Forward interest rate agreements Interest rate swap agreements Bond forwards
Expenditure derivatives	Impact of fluctuations in foreign exchange rates on forecast US dollar-denominated expenditures	Forward foreign exchange agreements and foreign exchange option agreements
Equity derivatives	Impact of fluctuations in share price of our Class B Non-Voting Shares on stock-based compensation expense	Total return swap agreements
We design and implement the risk management strategies discussed below to ensure our risks and the related exposures are consistent with our business objectives and risk tolerance. Below is a summary of our potential risk exposures by financial instrument.

Financial instrument	Financial risks

Financial assets
Cash and cash equivalents	Credit and foreign exchange
Restricted cash and cash equivalents	Credit
Accounts receivable	Credit and foreign exchange
Financing receivables	Credit
Investments, measured at FVTOCI	Liquidity, market price, and foreign exchange

Financial liabilities
Bank advances	Liquidity
Short-term borrowings	Liquidity, foreign exchange, and interest rate
Accounts payable	Liquidity
Accrued liabilities	Liquidity
Long-term debt	Liquidity, foreign exchange, and interest rate
Lease liabilities	Liquidity and foreign exchange

Derivatives [1]
Debt derivatives	Credit, liquidity, and foreign exchange
Interest rate derivatives	Credit, liquidity, and interest rate
Expenditure derivatives	Credit, liquidity, and foreign exchange
Equity derivatives	Credit, liquidity, and market price
[1]    Derivatives can be in an asset or liability position at a point in time historically or in the future.
Below is a summary of our net asset (liability) position for our various derivatives and a summary of the derivative instruments assets and derivative instruments liabilities reflected on our Consolidated Statements of Financial Position.

	As at December 31, 2022
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)	Current	Long-term
Debt derivatives accounted for as cash flow hedges:
As assets	7,834	1.1718	9,180	1,330	469	861
As liabilities	7,491	1.3000	9,738	(414)	(16)	(398)
Short-term debt derivatives not accounted for as hedges:
As assets	1,173	1.2930	1,517	72	72	—
Net mark-to-market debt derivative asset				988	525	463
Expenditure derivatives accounted for as cash flow hedges:
As assets	960	1.2500	1,200	94	94	—
Net mark-to-market expenditure derivative asset				94	94	—
Equity derivatives not accounted for as hedges:
As assets	—	—	295	54	54	—
Net mark-to-market equity derivative asset				54	54	—

Net mark-to-market asset				1,136	673	463

	As at December 31, 2021
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)	Current	Long-term
Debt derivatives accounted for as cash flow hedges:
As assets	5,859	1.1369	6,661	1,453	26	1,427
As liabilities	5,383	1.3025	7,011	(343)	(154)	(189)
Short-term debt derivatives not accounted for as hedges:
As assets	1,104	1.2578	1,389	11	11	—
Net mark-to-market debt derivative asset (liability)				1,121	(117)	1,238
Interest rate derivatives accounted for as cash flow hedges:
As assets (Cdn$)	—	—	3,250	40	40	—
As liabilities (Cdn$)	—	—	500	(6)	(6)	—
As liabilities (US$)	2,000	—	—	(277)	(277)	—
Net mark-to-market interest rate derivative liability				(243)	(243)	—
Expenditure derivatives accounted for as cash flow hedges:
As assets	438	1.2453	545	11	7	4
As liabilities	630	1.3151	829	(30)	(30)	—
Net mark-to-market expenditure derivative (liability) asset				(19)	(23)	4
Equity derivatives not accounted for as hedges:
As assets	—	—	265	36	36	—

Net mark-to-market asset (liability)				895	(347)	1,242

Analysis of age of financial assets that are past due but not impaired
Below is a summary of the aging of our customer accounts receivable, including financing receivables, net of the respective allowances for doubtful accounts.

	As at December 31
(In millions of dollars)	2022	2021

Customer accounts receivable
Unbilled financing receivables	2,808	2,646
Less than 30 days past billing date	977	895
30-60 days past billing date	236	214
61-90 days past billing date	111	89
Greater than 90 days past billing date	103	66

Total customer accounts receivable (net of allowances of $182 and $240, respectively)	4,235	3,910
Total contract assets (net of allowances of $2 and $3, respectively)	197	204

Total customer accounts receivable and contract assets	4,432	4,114

Below is a summary of the activity related to our allowance for doubtful accounts on total customer accounts receivable and contract assets.

	Years ended December 31
(In millions of dollars)	2022	2021

Balance, beginning of year	243	250
Allowance for doubtful accounts expense [1]	87	155
Net use	(146)	(162)

Balance, end of year	184	243
[1]    Includes a $60 million reversal in 2022 of the remaining incremental $90 million COVID-19-related allowance for doubtful accounts recognized in 2020.

Disclosure of maturity analysis for non-derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2022 and 2021.

December 31, 2022	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,985	2,985	2,985	—	—	—
Accounts payable and accrued liabilities	3,722	3,722	3,722	—	—	—
Long-term debt [1]	31,733	32,855	1,828	4,152	6,954	19,921
Lease liabilities	2,028	2,616	362	716	320	1,218
Other long-term financial liabilities	10	10	—	3	2	5
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,200	1,200	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,300)	(1,300)	—	—	—
Equity derivative instruments	—	(54)	(54)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	20,221	1,543	2,382	3,295	13,001
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(22,131)	(1,986)	(2,470)	(3,454)	(14,221)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	215	215	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(215)	(215)	—	—	—
Net carrying amount of derivatives (asset)	(1,136)
	39,342	40,124	8,300	4,783	7,117	19,924
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2021	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,200	2,200	2,200	—	—	—
Accounts payable and accrued liabilities	3,416	3,416	3,416	—	—	—
Long-term debt [1]	18,688	18,873	1,551	2,312	3,520	11,490
Lease liabilities	1,957	2,498	336	677	308	1,177
Other long-term financial liabilities	14	14	—	7	2	5
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,374	1,240	134	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,354)	(1,217)	(137)	—	—
Equity derivative instruments	—	(36)	(36)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	11,313	1,297	1,504	1,607	6,905
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(11,717)	(1,084)	(1,822)	(1,521)	(7,290)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,390	1,390	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(1,401)	(1,401)	—	—	—
Interest rate derivatives	—	243	243	—	—	—
Net carrying amount of derivatives (asset)	(895)
	25,380	26,813	7,935	2,675	3,916	12,287
[1] Reflects repayment of the subordinated notes issued in December 2021 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2022.

(In millions of dollars)
2023	1,828
2024	600
2025	3,552
2026	3,693
2027 [1]	3,261
Thereafter	19,921
Total long-term debt	32,855
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2022.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	170	183	119	33	505
Purchase obligations [2]	333	299	130	156	918
Program rights [3]	694	1,199	421	346	2,660

Total commitments	1,197	1,681	670	535	4,083
[1]    Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for sports broadcasting programs and films for periods in excess of one year at contract inception.

Disclosure of maturity analysis for derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2022 and 2021.

December 31, 2022	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,985	2,985	2,985	—	—	—
Accounts payable and accrued liabilities	3,722	3,722	3,722	—	—	—
Long-term debt [1]	31,733	32,855	1,828	4,152	6,954	19,921
Lease liabilities	2,028	2,616	362	716	320	1,218
Other long-term financial liabilities	10	10	—	3	2	5
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,200	1,200	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,300)	(1,300)	—	—	—
Equity derivative instruments	—	(54)	(54)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	20,221	1,543	2,382	3,295	13,001
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(22,131)	(1,986)	(2,470)	(3,454)	(14,221)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	215	215	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(215)	(215)	—	—	—
Net carrying amount of derivatives (asset)	(1,136)
	39,342	40,124	8,300	4,783	7,117	19,924
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2021	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,200	2,200	2,200	—	—	—
Accounts payable and accrued liabilities	3,416	3,416	3,416	—	—	—
Long-term debt [1]	18,688	18,873	1,551	2,312	3,520	11,490
Lease liabilities	1,957	2,498	336	677	308	1,177
Other long-term financial liabilities	14	14	—	7	2	5
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,374	1,240	134	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,354)	(1,217)	(137)	—	—
Equity derivative instruments	—	(36)	(36)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	11,313	1,297	1,504	1,607	6,905
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(11,717)	(1,084)	(1,822)	(1,521)	(7,290)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,390	1,390	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(1,401)	(1,401)	—	—	—
Interest rate derivatives	—	243	243	—	—	—
Net carrying amount of derivatives (asset)	(895)
	25,380	26,813	7,935	2,675	3,916	12,287
[1] Reflects repayment of the subordinated notes issued in December 2021 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Summary of net interest payments
Below is a summary of the net interest payments over the life of the long-term debt, including the impact of the associated debt derivatives, as at December 31, 2022 and 2021.

December 31, 2022	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	1,503	2,639	2,163	13,345

December 31, 2021	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	804	1,444	1,321	7,789

Sensitivity analysis for interest rate risk
Below is a sensitivity analysis for significant exposures with respect to our publicly traded investments, expenditure derivatives, debt derivatives, interest rate derivatives, short-term borrowings, senior notes, and bank credit facilities as at December 31, 2022 and 2021 with all other variables held constant. It shows how net income and other comprehensive income would have been affected by changes in the relevant risk variables.

	Net income		Other comprehensive income
(Change in millions of dollars)	2022	2021	2022	2021
Share price of publicly traded investments
$1 change	—	—	17	17
Debt derivatives
0.1% change in interest rates	—	—	—	46
Interest rate derivatives
0.1% change in interest rates	—	—	—	76
Expenditure derivatives - change in foreign exchange rate
$0.01 change in Cdn$ relative to US$	—	—	7	8
Floating interest rate senior notes
1% change in interest rates	—	7	—	—
Short-term borrowings
1% change in interest rates	22	16	—	—

Net cash proceeds (payments) on debt derivatives and forward contracts
Below is a summary of the net cash proceeds (payments) on debt derivatives and forward contracts.

	Years ended December 31
(In millions of dollars)	2022	2021

Proceeds on debt derivatives related to US commercial paper	9,522	2,911
Proceeds on debt derivatives related to credit facility borrowings	507	1,003
Proceeds on debt derivatives related to senior notes	987	—
Total proceeds on debt derivatives	11,016	3,914

Payments on debt derivatives related to US commercial paper	(9,458)	(2,926)
Payments on debt derivatives related to credit facility borrowings	(498)	(1,005)
Payments on debt derivatives related to senior notes	(1,019)	—
Total payments on debt derivatives	(10,975)	(3,931)

Net proceeds (payments) on settlement of debt derivatives	41	(17)
Proceeds on Canadian dollar-denominated interest rate derivatives	113	9
Payments on US dollar-denominated Interest rate derivatives	(165)	—

Net payments on settlement of debt derivatives and forward contracts	(11)	(8)

Changes in fair value of derivative instruments
Below is a summary of the changes in fair value of our derivative instruments for 2022 and 2021.

Year ended December 31, 2022	Debt derivatives (hedged)	Debt derivatives (unhedged)	Interest rate derivatives	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	1,110	11	(243)	(19)	36	895
Proceeds received from settlement of derivatives	(987)	(10,029)	(112)	(1,248)	—	(12,376)
Payment on derivatives settled	1,019	9,956	165	1,239	—	12,379
(Decrease) increase in fair value of derivatives	(226)	134	190	122	18	238

Derivative instruments, end of year	916	72	—	94	54	1,136

Mark-to-market asset	1,330	72	—	94	54	1,550
Mark-to-market liability	(414)	—	—	—	—	(414)

Mark-to-market asset	916	72	—	94	54	1,136

Year ended December 31, 2021	Debt derivatives (hedged)	Debt derivatives (unhedged)	Interest rate derivatives	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	1,098	(12)	—	(109)	34	1,011
Proceeds received from settlement of derivatives	—	(3,914)	(9)	(1,201)	(3)	(5,127)
Payment on derivatives settled	—	3,931	—	1,305	—	5,236
Increase (decrease) in fair value of derivatives	12	6	(234)	(14)	5	(225)

Derivative instruments, end of year	1,110	11	(243)	(19)	36	895

Mark-to-market asset	1,453	11	40	11	36	1,551
Mark-to-market liability	(343)	—	(283)	(30)	—	(656)

Mark-to-market asset (liability)	1,110	11	(243)	(19)	36	895

Derivative instruments details
During 2022 and 2021, we entered and settled debt derivatives related to our credit facility borrowings and US CP program as follows:

	Year ended December 31, 2022			Year ended December 31, 2021
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	—	—	—	1,200	1.253	1,503
Debt derivatives settled	400	1.268	507	800	1.254	1,003
Net cash received (paid) on settlement			9			(2)

US commercial paper program
Debt derivatives entered	6,745	1.302	8,781	2,568	1.260	3,235
Debt derivatives settled	7,292	1.306	9,522	2,312	1.259	2,911
Net cash received (paid) on settlement			64			(15)
In 2022, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the US dollar-denominated senior notes issued (see note 21). Below is a summary of the debt derivatives we entered to hedge senior and subordinated notes issued during 2022. We did not enter into or settle any debt derivatives in 2021 on issued senior and subordinated notes.

(In millions of dollars, except for coupon and interest rates)
		US$		Hedging effect
Effective date	Principal/Notional amount (US$)	Maturity date	Coupon rate	Fixed hedged (Cdn$) interest rate [1]	Equivalent (Cdn$)

2022 issuances
February 11, 2022	750	2082	5.250%	5.635%	951
March 11, 2022 [2]	1,000	2025	2.950%	2.991%	1,283
March 11, 2022	1,300	2027	3.200%	3.413%	1,674
March 11, 2022	2,000	2032	3.800%	4.232%	2,567
March 11, 2022	750	2042	4.500%	5.178%	966
March 11, 2022	2,000	2052	4.550%	5.305%	2,564
[1]    Converting from a fixed US$ coupon rate to a weighted average Cdn$ fixed rate.
[2] The derivatives associated with our US$1 billion senior notes due 2025 have not been designated as hedges for accounting purposes.
During 2022 and 2021, we entered and settled debt derivatives related to our outstanding lease liabilities as follows:

	Year ended December 31, 2022			Year ended December 31, 2021
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Debt derivatives entered	156	1.321	206	132	1.273	168
Debt derivatives settled	124	1.306	162	81	1.333	108
Below is a summary of the expenditure derivatives we entered and settled during 2022 and 2021 to manage foreign exchange risk related to certain forecast expenditures.

	Year ended December 31, 2022			Year ended December 31, 2021
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Expenditure derivatives entered	852	1.251	1,066	438	1.244	545
Expenditure derivatives settled	960	1.291	1,239	960	1.360	1,306

Fair value measurement of assets
Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)
(In millions of dollars)	2022	2021	2022	2021	2022	2021
Financial assets
Investments, measured at FVTOCI:
Investments in publicly traded companies	1,200	1,581	1,200	1,581	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,330	1,453	—	—	1,330	1,453
Debt derivatives not accounted for as hedges	72	11	—	—	72	11
Interest rate derivatives accounted for as cash flow hedges	—	40	—	—	—	40
Expenditure derivatives accounted for as cash flow hedges	94	11	—	—	94	11
Equity derivatives not accounted for as hedges	54	36	—	—	54	36
Total financial assets	2,750	3,132	1,200	1,581	1,550	1,551

Financial liabilities
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	414	343	—	—	414	343
Interest rate derivatives accounted for as cash flow hedges	—	283	—	—	—	283
Expenditure derivatives accounted for as cash flow hedges	—	30	—	—	—	30
Total financial liabilities	414	656	—	—	414	656

Below is a summary of the fair value of our long-term debt.

			As at December 31
(In millions of dollars)		2022		2021
	Carrying amount	Fair value [1]	Carrying amount	Fair value [1]
Long-term debt (including current portion)	31,733	29,355	18,688	20,790
[1]    Long-term debt (including current portion) is measured at Level 2 in the three-level fair value hierarchy, based on year-end trading values.

Fair value measurement of liabilities
Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)
(In millions of dollars)	2022	2021	2022	2021	2022	2021
Financial assets
Investments, measured at FVTOCI:
Investments in publicly traded companies	1,200	1,581	1,200	1,581	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,330	1,453	—	—	1,330	1,453
Debt derivatives not accounted for as hedges	72	11	—	—	72	11
Interest rate derivatives accounted for as cash flow hedges	—	40	—	—	—	40
Expenditure derivatives accounted for as cash flow hedges	94	11	—	—	94	11
Equity derivatives not accounted for as hedges	54	36	—	—	54	36
Total financial assets	2,750	3,132	1,200	1,581	1,550	1,551

Financial liabilities
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	414	343	—	—	414	343
Interest rate derivatives accounted for as cash flow hedges	—	283	—	—	—	283
Expenditure derivatives accounted for as cash flow hedges	—	30	—	—	—	30
Total financial liabilities	414	656	—	—	414	656

Below is a summary of the fair value of our long-term debt.

			As at December 31
(In millions of dollars)		2022		2021
	Carrying amount	Fair value [1]	Carrying amount	Fair value [1]
Long-term debt (including current portion)	31,733	29,355	18,688	20,790
[1]    Long-term debt (including current portion) is measured at Level 2 in the three-level fair value hierarchy, based on year-end trading values.